Note 9 - Stock Options and Warrants: Schedule of Share-based Compensation, Stock Options, Activity (Details) - shares	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Jan. 02, 2015	Jan. 02, 2014	Jan. 02, 2013
Shares of Common Stock Exercisable Into Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		200,000	200,000	1,700,000	1,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(11,500,000)
Shares of Common Stock Exercisable Into Warrants
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		307,500	307,500	707,500	707,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(400,000)
Shares of Common Stock Exercisable Into Total
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		507,500	507,500	2,407,500	2,407,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(11,900,000)